U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


1.

Name and address of issuer:
Smith Barney Investment Funds Inc.
388 Greenwich Street
New York, NY 10013


2.

Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series of
classes):                               [  ]
Smith Barney Hansberger Global Value Fund
Smith Barney Hansberger Global Small Cap Value Fund


3.

Investment Company Act File Number:
811-3275
Securities Act File Number:
02-74288


4.(
a)

Last day of fiscal year for which this Form is filed:
April 30, 1998

4.(
b)
[   ]    Check box if this Form is being filed late (i.e., more
than 90 calendar days after the end of the issuer's fiscal year).

4.(
c)
[   ]    Check box if this is the last time the issuer will be
filing this form.


5.

Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
$ 156,045,199


(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
$ 1,634,336


(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:
$________0


(iv)  Total available redemption credits [add Item 5(ii) and
(iii):                                  - $ 1,634,336


(v)  Net sales - if Item 5(i) is greater than Item 5(iv)
      [subtract Item 5(iv)from Item 5(i)]:
$ 154,410,863


(vi)  Redemption credits available for use in
future years            $_(__________)_
       -if Item 5(I) is less than Item 5(iv)
[subtract Item
        5(iv) from Item 5(i):



(vii)Multiplier for determining registration fee x _0.000295



(viii) Registration fee due [multiply Item 5(v) by Item
         5(vii) (enter *0* if no fee is due):
= $ 45,551.20

6.
Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisison of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares of other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
__________.
7.
Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year:


+ $__________


8.
Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


= _$ 45,551.20

9.
Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
CIK# 355747

      Method of Delivery:

                                      [X]        Wire Transfer
                                      [   ]         Mail or other
means


SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* ___________________________________
                                                _Irving P. David -
Controller_______

Date _07/07/98_

*Please print the name and title of the signing officer below the signature.






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